Fair Value Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ (2)	$ (2)
Realized and unrealized gains (losses): Included in income (loss)	(62)	0
Purchases, issuances, and settlements	13	0
Acquired derivatives (Note 3)	24	0
Transfers out of Level 3	12	0
Balance at end of period	$ (15)	$ (2)